SCHEDULE OF OTHER INCOME (Details) - USD ($)		12 Months Ended
		May 31, 2026	May 31, 2025	May 31, 2024
Other Income and Expenses [Abstract]
Machinery rental income	[1]	$ 38,823	$ 15,097	$ 124,311
Government grant	[2]		22,639
Interest income from bank deposits	[3]	27	196	12
Scrap sales	[4]	11,971
Others				112
Total		$ 50,821	$ 37,932	$ 124,435

[1]	The Company leased its machinery to independent third parties for short-term period.
[2]	Government grant relates to funding granted by the Hong Kong Innovation and Technology Commission in supporting the Company to use technological services to enhance its productivity under the Technology Voucher Programme.
[3]	Interest income consists of interest earned on deposits placed with banks, recognized in accordance with effective interest method.
[4]	Scrap sales relates to sale of scrap iron on foundation works.